Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 6,800,000
Operating loss carry forward expiration date	Dec. 31, 2037
Federal corporate income tax rate	21.00%	35.00%
Additional income tax provision expense		$ 202,463